Margin Loan Payable	12 Months Ended
Apr. 30, 2024
Bank Debt Instruments [Abstract]
Bank debt instruments

8. Margin Loan Payable

On May 7, 2021, as amended and restated on January 17, 2023, the Company established a margin loan facility for a maximum amount of approximately $18,552 (US$15 million) (the "Facility"). The margin loan was subject to an interest rate of Adjusted Term SOFR Rate plus 5.50% per annum and the unutilized portion of the Facility was subject to a standby fee of 2.50% per annum. The Adjusted Term SOFR Rate meant on any date the Term SOFR Reference Rate published by CME Group Benchmark Administration Limited for the tenor comparable to the applicable interest period, plus credit spread adjustment.

The Facility was secured by a pledge of all the shares of Yellow Cake held by the Company (Note 5). The Facility was fully settled and extinguished on May 3, 2023.

The following outlines the movement of the margin loan:

	US$'000	$
Balance, as at April 30, 2022	10,047	12,908
Draw-down	8,000	10,696
Less: principal payment	(11,121)	(14,864)
Interest expense	1,270	1,628
Interest paid	(1,019)	(1,348)
Unrealized foreign exchange loss	—	706
Balance, as at April 30, 2023	7,177	9,726
Less: principal payment	(7,054)	(9,559)
Interest paid	(123)	(167)
Balance, as at April 30, 2024	—	—